ACCOUNTS RECEIVABLE, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Line Items]
Additional allowance for doubtful debts	$ 43,750	$ 26,566	$ 36,871
Accounts receivable written off	$ 549	$ 1,850	$ 932
Gaming promoters [Member]
Accounts Receivable [Line Items]
Credit period, days	30 days
Other approved casino customers [Member] | Minimum [Member]
Accounts Receivable [Line Items]
Credit period, days	14 days
Other approved casino customers [Member] | Maximum [Member]
Accounts Receivable [Line Items]
Credit period, days	28 days
Casino customers with large gaming losses and established credit history [Member]
Accounts Receivable [Line Items]
Credit period, days	90 days